Equity (Details 3) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 BRL (R$) shares
Disclosure of classes of share capital [line items]
Amount, Balance at beginning of period	R$ 475,354
Amount, Repurchase of common shares	399,408		R$ 291,445		R$ 284,812
Amount, Long-Term Incentive Plan	0		0		R$ 0
Amount, Balance at end of period	R$ 760,317		R$ 475,354
Treasury shares
Disclosure of classes of share capital [line items]
Shares, Balance at beginning of period (in shares) | shares	5,331,600		1,688,701
Shares, Repurchase of common shares (in shares) | shares	9,695,962		4,280,627
Shares, Long-Term Incentive Plan (in shares) | shares	(1,288,144)		(637,728)
Shares, Balance at end of period (in shares) | shares	13,739,418		5,331,600		1,688,701
Amount, Balance at beginning of period	R$ 475,354		R$ 285,011
Amount, Repurchase of common shares	399,408		291,445		R$ 284,812
Amount, Long-Term Incentive Plan	(114,445)		(101,102)		(13,410)
Amount, Balance at end of period	R$ 760,317		R$ 475,354		R$ 285,011
Average Price, balance at beginning of period (in usd per share) | $ / shares		$ 16.00		$ 30.23
Average Price, Repurchase of common shares (in usd per share) | $ / shares		8.22		12.50
Average Price, Long-Term Incentive Plan | $ / shares		16.00		28.16
Average Price, balance at end of period (in usd per share) | $ / shares		$ 10.51		$ 16.00